Risk Management Arising From Financial Instruments (Schedule of Allowance for Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Risk Management Arising From Financial Instruments [abstract]
Allowance for doubtful accounts, beginning of year	$ 556	$ 127
Bad debt expense	531	816
Reversal of bad debt expense	(39)	(28)
Writeoff of bad debts	(105)	(359)
Allowance for doubtful accounts, end of period	$ 943	$ 556